SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING

Results of Operations

For the year ended December 31, 2024

	Marketing services	Social commerce	Corporate and others	Total

Revenue	8,114,980	133,128	—	8,248,108

Cost of revenues	(5,997,406)	(557,519)	—	(6,554,925)

Marketing expenses	(118,779)	—	(369,737)	(488,516)

Share-based compensation	—	—	(946,444)	(946,444)

General and administrative expenses	(2,724,736)	—	(4,438,218)	(7,162,954)

Other expenses, net	(289,490)	—	(98,701)	(388,191)

Loss before income taxes	(1,015,431)	(424,391)	(5,853,100)	(7,292,922)

Provision for income taxes	—	—	—	—

Net loss	(1,015,431)	(424,391)	(5,853,100)	(7,292,922)

Financial Position

As of December 31, 2024

	Marketing services	Social commerce	Corporate and others	Total

Current assets	2,531,282	—	2,233,261	4,764,543
Non-current assets	2,300,609	—	117,506	2,418,115
Total assets	4,831,891	—	2,350,767	7,182,658

Current liabilities	(3,367,033)	—	(2,330,757)	(5,697,790)
Non-current liabilities	(204,950)	—	—	(204,950)
Total liabilities	(3,571,983)	—	(2,330,757)	(5,902,740)

Net assets	1,259,908	—	20,010	1,279,918

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

(Stated in US Dollars, except for number of shares)

Results of Operations

For the year ended December 31, 2023

	Marketing services	Social commerce	Corporate and others	Total

Revenue	7,991,103	—	—	7,991,103

Cost of revenues	(6,338,434)	(12,960)	—	(6,351,394)

Marketing expenses	(206,117)	—	(12,778)	(218,895)

Share-based compensation	—	—	(861,551)	(861,551)

General and administrative expenses	(3,048,041)	(383,602)	(3,541,883)	(6,973,526)

Other (expense) income, net	(185,962)	72,561	(66,778)	(180,179)

Loss before income taxes	(1,787,451)	(324,001)	(4,482,990)	(6,594,442)

Provision for income taxes	—	—	—	—

Net loss	(1,787,451)	(324,001)	(4,482,990)	(6,594,442)

Financial Position

As of December 31, 2023

	Marketing services	Social commerce	Corporate and others	Total

Current assets	3,557,743	—	6,433,919	9,991,662
Non-current assets	53,752	—	37,333	91,085
Total assets	3,611,495	—	6,471,252	10,082,747

Current liabilities	(3,451,510)	—	(2,230,098)	(5,681,608)
Non-current liabilities	(208,116)	—	—	(208,116)
Total liabilities	(3,659,626)	—	(2,230,098)	(5,889,724)

Net (liabilities) assets	(48,131)	—	4,241,154	4,193,023

SCHEDULE OF REVENUE FROM EXTERNAL CUSTOMERS
	For the years ended December 31,
Revenue from external customers:	2024	2023
HK SAR	$5,134,573	$5,441,765
Taiwan	3,113,535	2,549,338
	$8,248,108	$7,991,103